                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10569

                               Legacy Funds Group
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   First Financial Capital Advisors LLC, 300 High Street, Hamilton, Ohio 45012
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 494-8510

Date of fiscal year end:   04/30/06
                         ------------

Date of reporting period:  10/31/05
                         ------------

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                               LEGACY FUNDS GROUP

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2005

                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND
                             THE FEDERAL MONEY FUND

                        FIRST FINANCIAL CAPITAL ADVISORS

                               LEGACY FUNDS GROUP

                                TABLE OF CONTENTS

Schedules of Portfolio Investments.........................................    5
Statements of Assets and Liabilities.......................................   12
Statements of Operations...................................................   13
Statements of Changes in Net Assets........................................   14
Financial Highlights.......................................................   16
Notes to Financial Statements..............................................   18
Additional Fund Information................................................   23

                               LEGACY FUNDS GROUP

SECURITY ALLOCATION

The Legacy Funds invested, as a percentage of net assets, in the following industries as of October 31, 2005.

THE MULTI-CAP CORE EQUITY FUND:

                             PERCENTAGE OF
SECURITY ALLOCATION            NET ASSETS
-------------------          -------------
Consumer Discretionary            13.4%
Consumer Staples                  11.0%
Energy                            10.8%
Financial                         14.0%
Health Care                       11.6%
Industrials                       15.2%
Information Technology            14.3%
Investment Companies               4.2%
Materials                          3.1%
Repurchase Agreements              1.1%
Telecom Services                   0.9%
Utilities                          0.4%
                                 -----
Total                            100.0%
                                 =====

THE FEDERAL MONEY FUND:

                             PERCENTAGE OF
SECURITY ALLOCATION            NET ASSETS
-------------------          -------------
Investment Companies               0.1%
Master Demand Notes               26.0%
U.S. Government Agencies          74.1%
                                 -----
Total                            100.2%
                                 =====

THE CORE BOND FUND:

                             PERCENTAGE OF
SECURITY ALLOCATION            NET ASSETS
-------------------          -------------
Corporate Bonds                  37.0%
Investment Companies              0.3%
Repurchase Agreements             0.1%
U.S. Government Securities       38.0%
U.S. Treasury Obligations        23.4%
                                 ----
Total                            98.8%
                                 ====

Security allocations are subject to change.

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2005 (UNAUDITED)

SHARES OR PRINCIPAL
       AMOUNT                       SECURITY DESCRIPTION                    VALUE
-------------------   ------------------------------------------------   -----------
COMMON STOCKS (94.7%):
Consumer Discretionary (13.4%):
      $ 25,000        Abercrombie & Fitch Co..........................   $ 1,299,750
        90,000        Black & Decker Corp.............................     7,391,700
       125,000        Carnival Corp...................................     6,208,750
       280,000        Dollar General Corp.............................     5,443,200
       170,000        Liz Claiborne, Inc..............................     5,984,000
        30,300        Magna International, Inc. Class A...............     2,112,516
        70,000        Mohawk Industries, Inc. (a).....................     5,463,500
       130,000        Omnicom Group, Inc..............................    10,784,800
       401,600        The Interpublic Group of Companies, Inc. (a)....     4,148,528
                                                                         -----------
                                                                          48,836,744
                                                                         -----------
Consumer Staples (11.0%):
       161,000        BJ's Wholesale Club, Inc. (a)...................     4,585,280
       143,000        Colgate-Palmolive Co............................     7,573,280
       160,000        Estee Lauder Co., Inc. Class A..................     5,307,200
       128,400        Kimberly-Clark Corp.............................     7,298,256
       124,900        PepsiCo, Inc....................................     7,379,092
       112,000        Procter & Gamble Co.............................     6,270,880
        85,000        Sara Lee Corp...................................     1,517,250
                                                                         -----------
                                                                          39,931,238
                                                                         -----------
Energy (10.8%):
       191,503        BP plc. - ADR...................................    12,715,799
       250,000        ConocoPhillips..................................    16,345,000
       108,000        Devon Energy Corp...............................     6,521,040
        60,000        Royal Dutch Shell plc. - ADR....................     3,722,400
                                                                         -----------
                                                                          39,304,239
                                                                         -----------
Financial (14.0%):
       194,000        Bank of New York Co., Inc.......................     6,070,260
       100,000        Capital One Financial Corp......................     7,635,000
        68,250        Cincinnati Financial Corp.......................     2,904,038
        24,000        Citigroup, Inc..................................     1,098,720
        75,000        Fannie Mae......................................     3,564,000
        51,000        Fifth Third Bancorp.............................     2,048,670
        25,000        Freddie Mac.....................................     1,533,750
       290,000        JP Morgan Chase & Co............................    10,619,800
        60,000        MGIC Investment Corp............................     3,554,400
       175,000        Morgan Stanley..................................     9,521,750
        75,700        National City Corp..............................     2,439,811
                                                                         -----------
                                                                          50,990,199
                                                                         -----------
Health Care (11.6%):
        95,000        Biomet, Inc.....................................     3,308,850
        60,000        Cardinal Health, Inc............................     3,750,600
       249,900        Health Management Associates, Inc., Class A.....     5,350,359
       149,200        Medtronic, Inc..................................     8,453,672
        64,000        Merck & Company, Inc............................     1,806,080
       335,000        Pfizer, Inc.....................................     7,282,900
       130,000        Schering-Plough Corp............................     2,644,200
        85,000        Waters Corp. (a)................................     3,077,000
        86,000        Wellpoint Health Networks, Inc. (a).............     6,422,480
                                                                         -----------
                                                                          42,096,141
                                                                         -----------
Industrials (15.2%):
       230,000        Cendant Corp....................................     4,006,600
       130,300        Cintas Corp.....................................     5,286,271

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2005 (UNAUDITED)

SHARES OR PRINCIPAL
       AMOUNT                     SECURITY DESCRIPTION                       VALUE
-------------------   ------------------------------------------------   ------------
COMMON STOCKS, CONTINUED:
Industrials, continued
    $   240,000       Equifax, Inc....................................   $  8,272,800
        110,700       General Electric Co.............................      3,753,837
        210,000       Honeywell International, Inc....................      7,182,000
        136,000       Ingersoll Rand Co., Class A.....................      5,139,440
        153,800       Jacobs Engineering Group, Inc. (a)..............      9,804,750
        104,800       NCI Building Systems, Inc. (a)..................      4,310,424
        135,400       Pitney Bowes, Inc...............................      5,697,632
         65,500       Tyco International, Ltd.........................      1,728,545
                                                                         ------------
                                                                           55,182,299
                                                                         ------------
Information Technology (14.3%):
         48,500       Automatic Data Processing, Inc..................      2,263,010
         75,800       CDW Corp........................................      4,271,330
        425,000       Cisco Systems, Inc. (a).........................      7,416,250
         79,500       Dell Inc. (a)...................................      2,534,460
        155,000       EMC Corp. (a)...................................      2,163,800
         65,000       FactSet Research Systems, Inc...................      2,279,550
         90,000       First Data Corp.................................      3,640,500
         45,000       FISERV, Inc. (a)................................      1,965,600
        202,000       Intel Corp......................................      4,747,000
         68,000       Jabil Circuit, Inc. (a).........................      2,029,800
         57,000       Lexmark International, Inc. (a).................      2,366,640
         80,000       Mantech International Corp. (a).................      2,216,000
        212,000       Microsoft Corp..................................      5,448,400
         70,000       NVIDIA Corp. (a)................................      2,348,500
        240,000       Oracle Corp. (a)................................      3,043,200
         88,700       Tech Data Corp. (a).............................      3,072,568
                                                                         ------------
                                                                           51,806,608
                                                                         ------------
Materials (3.1%):
        162,000       Engelhard Corp..................................      4,406,400
        235,000       Ferro Corp......................................      4,192,400
         40,000       Sigma-Aldrich Corp..............................      2,548,000
                                                                         ------------
                                                                           11,146,800
                                                                         ------------
Telecom Services (0.9%):
        105,000       Verizon Communications, Inc.....................      3,308,550
                                                                         ------------
Utilities (0.4%):
         39,200       American Electric Power Company, Inc............      1,488,032
                                                                         ------------
Total Common Stocks...................................................    344,090,850
                                                                         ------------
INVESTMENT COMPANIES (4.2%):
     11,330,000       Legacy Federal Money Fund (b)...................     11,330,000
      3,880,000       Munder Institutional Money Market Fund (b)......      3,880,000
                                                                         ------------
Total Investment Companies............................................     15,210,000
                                                                         ------------
REPURCHASE AGREEMENT (1.1%):
      3,878,382       Government Agency Repurchase Agreement, 3.86%...      3,878,382
                                                                         ------------
Total Repurchase Agreement............................................      3,878,382
                                                                         ------------
Total Investments (Cost $258,142,126).................................   $363,179,232
                                                                         ============

Percentages indicated are based on net assets of $363,126,680.

(a)  Represents non-income producing security.

(b)  Affiliate.

ADR - American Depositary Receipt

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2005 (UNAUDITED)

SHARES OR PRINCIPAL
       AMOUNT                            SECURITY DESCRIPTION                         VALUE
-------------------   ----------------------------------------------------------   -----------
CORPORATE BONDS (37.0%):
Aerospace/Defense (0.5%):
     $1,000,000       General Dynamics Corp., 4.50%, 8/15/2010..................   $   983,895
                                                                                   -----------
Banking, Finance & Insurance (19.4%):
      1,000,000       American International Group, Inc., 4.25%, 5/15/13........       941,531
      1,500,000       Bank of America Corp., 4.75%, 8/15/2013...................     1,457,177
      2,000,000       Bank of New York Co., Inc., 3.63%, 1/15/09................     1,925,734
      1,000,000       Bank One Corp., 6.00%, 2/17/09............................     1,024,598
      1,000,000       BankAmerica Corp., 7.13%, 3/1/2009........................     1,064,637
        500,000       Capital One Bank, 4.25%, 12/1/08..........................       487,443
      1,000,000       Caterpillar Finance, 3.45%, 1/15/09.......................       958,865
        250,000       Caterpillar Financial Services Corp.,.....................       251,717
      1,000,000       Caterpillar Financial Services Corp., 3.63%, 11/15/07.....       976,333
      1,000,000       Caterpillar Financial Services Corp., 4.30%, 6/1/10.......       974,434
      1,818,000       CitiGroup, Inc., 5.75%, 5/10/06...........................     1,829,204
      1,000,000       CitiGroup, Inc., 5.50%, 8/9/06............................     1,006,582
      2,000,000       CitiGroup, Inc., 3.88%, 11/3/08...........................     1,938,044
      1,000,000       CitiGroup, Inc., 3.63%, 2/9/09............................       961,953
      1,000,000       CitiGroup, Inc., 4.75%, 12/15/10..........................       983,592
      1,819,000       Credit Suisse USA, Inc., 5.88%, 8/1/2006..................     1,834,169
      1,000,000       Fifth Third Bank, 2.70%, 1/30/07..........................       973,616
      2,000,000       Fifth Third Bank, 3.38%, 8/15/08..........................     1,922,784
        500,000       General Electric Capital Corp., 2.88%, 9/15/06............       490,250
      1,000,000       General Electric Capital Corp., 4.63%, 9/15/09............       988,885
      2,000,000       General Electric Capital Corp., 5.88%, 2/15/12............     2,089,085
        500,000       General Electric Capital Corp., 4.00%, 12/15/13...........       462,700
      1,000,000       Goldman Sachs Group, Inc., 4.13%, 1/15/08.................       984,730
      2,000,000       Goldman Sachs Group, Inc., 5.70%, 9/1/2012................     2,042,847
      1,000,000       Goldman Sachs Group, Inc., 4.75%, 7/15/2013...............       959,124
      1,000,000       Huntington National Bank, 4.90%, 1/15/2014................       966,076
      1,000,000       International Lease Finance Corp., 4.50%, 5/1/08..........       985,883
      1,000,000       John Deere Capital Corp., 3.75%, 1/13/2009................       965,460
      1,000,000       JP Morgan Chase & Co., 5.25%, 5/30/2007...................     1,007,858
        500,000       Morgan Stanley, 5.30%, 3/1/13.............................       498,052
      1,150,000       Morgan Stanley Dean Witter, 6.60%, 4/1/2012...............     1,233,076
        500,000       Nuveen Investments, 5.00%, 9/15/2010......................       489,832
      1,000,000       SLM Corp., 4.00%, 1/15/09.................................       970,487
        500,000       SLM Corp., 4.50%, 7/26/10.................................       487,872
      1,000,000       Washington Mutual, Inc., 5.00%, 3/22/2012.................       981,128
      1,000,000       Wells Fargo Co., 3.50%, 4/4/08............................       970,248
                                                                                   -----------
                                                                                    39,086,006
                                                                                   -----------
Building - Residential & Commercial (0.5%):
      1,000,000       Centex Corp., 4.88%, 8/15/08..............................       991,220
                                                                                   -----------
Energy (0.3%):
        500,000       Tennessee Valley Authority, 5.38%, 11/13/2008.............       509,994
                                                                                   -----------
Food & Beverages (0.9%):
        909,000       McDonald's Corp., 5.95%, 1/15/08..........................       931,622
      1,000,000       Pepsico, Inc., 3.20%, 5/15/07.............................       978,375
                                                                                   -----------
                                                                                     1,909,997
                                                                                   -----------
Industrial Goods & Services (3.3%):
        100,000       Alcan, Inc., 5.20%, 1/15/14...............................        98,033
      1,160,000       Boeing Co., 8.10%, 11/15/06...............................     1,198,151
        409,000       Cargill, Inc., 6.25%, 5/1/06..............................       412,462
        500,000       Cargill, Inc., 6.60%, 7/30/07.............................       513,299
      1,000,000       Cytec Industries, Inc., 5.50%, 10/1/10....................       972,755
        910,000       Dover Corp., 6.45%, 11/15/05..............................       910,528

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2005 (UNAUDITED)

SHARES OR PRINCIPAL
       AMOUNT                            SECURITY DESCRIPTION                         VALUE
-------------------   ----------------------------------------------------------   -----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued
     $1,000,000       Ingersoll-Rand Co., 6.25%, 5/15/06........................   $ 1,008,797
        500,000       Weyerhaeuser Co., 6.75%, 3/15/12..........................       529,449
      1,000,000       Worthington Industries, Inc., 7.125%, 5/15/06.............     1,011,612
                                                                                   -----------
                                                                                     6,655,086
                                                                                   -----------
Medical Instruments (0.2%):
        500,000       Medtronic, Inc............................................       485,750
                                                                                   -----------
Multimedia (0.3%):
        500,000       Walt Disney Co., 5.80%, 10/27/08..........................       507,213
                                                                                   -----------
Paper and Related Products (0.5%):
      1,000,000       Kimberly - Clark Corp., 4.88%, 8/15/15....................       982,000
                                                                                   -----------
Personal Care (3.0%):
      2,000,000       American Home Products, 6.95%, 3/15/2011..................     2,155,632
        500,000       Avon Products, Inc., 6.55%, 8/1/07........................       514,343
      1,000,000       Clorox Co., 4.20%, 1/15/10................................       973,656
      1,000,000       Procter & Gamble Co., 3.50%, 12/15/2008...................       963,661
        464,000       Procter & Gamble Co., 6.88%, 9/15/2009....................       497,534
      1,000,000       Procter & Gamble Co., 4.95%, 8/15/2014....................       994,449
                                                                                   -----------
                                                                                     6,099,275
                                                                                   -----------
Pharmaceuticals (2.2%):
      1,818,000       Abbott Laboratories, 5.63%, 7/1/2006......................     1,831,060
        500,000       Abbott Laboratories, 4.35%, 3/15/2014.....................       476,001
        909,000       Eli Lilly & Co., 5.50%, 7/15/06...........................       914,775
        250,000       GlaxoSmith Kline Capital, 2.38%, 4/16/07..................       242,078
      1,000,000       Wyeth, 5.50%, 2/1/14......................................     1,007,153
                                                                                   -----------
                                                                                     4,471,067
                                                                                   -----------
Retail (3.2%):
      1,159,000       May Department Stores, 6.88%, 11/1/2005...................     1,159,000
      2,000,000       Target Corp., 5.40%, 10/1/08..............................     2,031,216
        900,000       Wal-Mart Stores, Inc., 4.13%, 7/1/2010....................       868,505
      1,000,000       Wal-Mart Stores, Inc., 4.13%, 2/15/2011...................       960,860
      1,500,000       Wal-Mart Stores, Inc., 4.50%, 7/1/2015....................     1,425,675
                                                                                   -----------
                                                                                     6,445,256
                                                                                   -----------
Telecommunications (2.7%):
        909,000       Bellsouth Telecommunications, 5.00%, 10/15/06.............       911,013
      1,000,000       Comcast Corp., 5.30%, 1/15/14.............................       972,150
        500,000       New York Telephone Co., 6.00%, 4/15/2008..................       506,679
        500,000       SBC Communications, Inc., 4.13%, 9/15/2009................       481,416
      1,000,000       SBC Communications, Inc., 5.10%, 9/15/2014................       965,428
      1,159,000       Verizon Global Funding Corp., 6.75%, 12/1/05..............     1,161,116
        500,000       Viacom, 6.40%, 1/30/06....................................       502,146
                                                                                   -----------
                                                                                     5,499,948
                                                                                   -----------
Total Corporate Bonds...........................................................    74,626,707
                                                                                   -----------
U.S. GOVERNMENT AGENCY SECURITIES (38.0%):
Fannie Mae (15.9%):
      4,000,000       2.25%, 5/15/06............................................     3,954,264
      1,000,000       2.75%, 10/27/06...........................................       982,085
      1,000,000       3.25%, 1/15/08............................................       970,387
      6,000,000       2.50%, 6/15/08............................................     5,677,380
      3,000,000       4.00%, 9/2/08.............................................     2,938,713
      4,000,000       5.25%, 1/15/09............................................     4,068,432
      1,000,000       3.75%, 4/16/09............................................       967,025
      1,000,000       3.55%, 6/17/10............................................       946,833
      5,000,000       5.38%, 11/15/11...........................................     5,135,780
      3,000,000       5.25%, 8/1/12.............................................     3,022,197

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2005 (UNAUDITED)

SHARES OR PRINCIPAL
       AMOUNT                       SECURITY DESCRIPTION                     VALUE
-------------------   ------------------------------------------------   ------------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Fannie Mae, continued
     $3,500,000       4.63%, 5/1/13...................................   $  3,378,445
                                                                         ------------
                                                                           32,041,541
                                                                         ------------
Federal Farm Credit Bank (1.0%):
      2,000,000       3.65%, 3/14/07..................................      1,970,058
                                                                         ------------
Federal Home Loan Bank (17.0%):
      2,000,000       6.50%, 11/15/05.................................      2,001,600
      1,000,000       2.38%, 2/15/06..................................        994,503
      5,275,000       6.38%, 8/15/06..................................      5,350,205
      3,000,000       3.75%, 9/29/06..................................      2,978,769
      1,000,000       3.75%, 8/15/07..................................        984,786
      4,000,000       6.75%, 8/15/07..................................      4,141,320
      2,635,000       5.88%, 11/15/07.................................      2,696,403
      1,000,000       3.38%, 2/15/08..................................        971,145
      1,000,000       5.80%, 9/2/08...................................      1,028,549
        600,000       5.87%, 9/2/08...................................        619,279
      1,000,000       3.00%, 2/27/09..................................        985,454
      1,000,000       5.89%, 3/30/09..................................      1,035,560
      2,000,000       3.00%, 4/29/09..................................      1,964,306
      3,000,000       4.25%, 11/13/09.................................      2,947,176
      1,000,000       3.50%, 7/29/11..................................        983,979
      4,320,000       4.88%, 11/15/11.................................      4,307,273
                                                                         ------------
                                                                           33,990,307
                                                                         ------------
Freddie Mac (4.1%):
      1,000,000       6.01%, 12/8/05..................................      1,001,661
      1,000,000       7.10%, 4/10/07..................................      1,034,607
      1,000,000       3.00%, 1/23/08..................................        965,728
      2,000,000       2.25%, 6/20/11..................................      1,958,196
      2,318,000       5.50%, 9/15/11..................................      2,392,575
      1,000,000       4.50%, 9/19/13..................................        998,394
                                                                         ------------
                                                                            8,351,161
                                                                         ------------
Total U.S. Government Agency Securities...............................     76,353,067
                                                                         ------------
U.S. TREASURY OBLIGATIONS (23.4%):
      4,000,000       7.00%, 7/15/06..................................      4,072,500
      2,500,000       5.50%, 5/15/09..................................      2,587,500
      6,000,000       5.75%, 8/15/10..................................      6,329,532
      3,000,000       4.38%, 8/15/12..................................      2,975,274
      6,000,000       4.75%, 5/15/14..................................      6,075,000
      8,000,000       4.25%, 11/15/14.................................      7,804,688
      9,000,000       4.00%, 2/15/15..................................      8,605,899
      9,000,000       4.25%, 8/15/15..................................      8,782,029
                                                                         ------------
Total U.S. Treasury Obligations.......................................     47,232,422
                                                                         ------------
INVESTMENT COMPANIES (0.3%):
        390,000       Legacy Federal Money Fund (a)...................        390,000
        290,000       Munder Institutional Money Market Fund (a)......        290,000
                                                                         ------------
Total Investment Companies............................................        680,000
                                                                         ------------
REPURCHASE AGREEMENT (0.1%):
        281,224       Government Agency Repurchase Agreement, 3.86%...        281,224
                                                                         ------------
Total Repurchase Agreement............................................        281,224
                                                                         ------------
Total Investments (Cost $202,358,966).................................   $199,173,420
                                                                         ============

Percentages indicated are based on net assets of $201,601,449.

(a)  Affiliate.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                             THE FEDERAL MONEY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2005 (UNAUDITED)

SHARES OR PRINCIPAL
       AMOUNT                       SECURITY DESCRIPTION                    VALUE
-------------------   ------------------------------------------------   -----------
U.S. GOVERNMENT AGENCY SECURITIES (74.1%):
Federal Farm Credit Bank (34.3%):
     $1,000,000       3.69%, 11/1/05**................................   $ 1,000,000
      3,150,000       3.54%, 11/2/05**................................     3,149,686
      1,000,000       3.65%, 11/3/05**................................       999,798
      2,000,000       3.69%, 11/4/05**................................     1,999,387
      3,600,000       3.89%, 11/7/05**................................     3,597,763
      2,500,000       3.84%, 11/8/05**................................     2,498,162
      1,000,000       3.88%, 11/9/05**................................       999,178
      1,000,000       3.87%, 11/14/05**...............................       998,657
      1,000,000       2.50%, 11/15/05.................................       999,784
      1,000,000       3.77%, 11/17/05**...............................       998,329
      2,000,000       3.91%, 11/18/05**...............................     1,996,449
      1,000,000       3.66%, 11/23/05**...............................       997,782
      1,500,000       4.12%, 1/13/06**................................     1,488,959
        615,000       3.70%, 2/1/06**.................................       609,311
        725,000       3.46%, 2/17/06**................................       717,670
      1,750,000       3.94%, 3/10/06**................................     1,726,126
        750,000       3.76%, 3/17/06**................................       739,602
      1,000,000       4.10%, 3/28/06**................................       983,585
        750,000       4.27%, 7/17/06**................................       727,801
                                                                         -----------
                                                                          27,228,029
                                                                         -----------
Federal Home Loan Bank (37.9%):
      2,000,000       3.70%, 11/1/05**................................     2,000,000
      3,000,000       3.93%, 11/2/05**................................     2,999,693
      2,000,000       3.88%, 11/4/05**................................     1,999,408
      2,000,000       3.76%, 11/7/05**................................     1,998,747
      3,000,000       3.76%, 11/9/05**................................     2,997,538
        750,000       3.48%, 11/10/05**...............................       749,355
      2,000,000       3.74%, 11/14/05**...............................     1,997,355
      1,897,000       3.68%, 11/16/05**...............................     1,894,140
      2,250,000       3.87%, 11/18/05**...............................     2,246,014
      1,000,000       3.72%, 11/23/05**...............................       997,739
      2,000,000       3.79%, 11/25/05**...............................     1,995,040
      1,000,000       3.68%, 12/6/05**................................       996,451
      1,000,000       3.82%, 12/7/05**................................       996,200
      1,000,000       3.70%, 12/9/05**................................       996,126
      1,000,000       3.95%, 12/20/05**...............................       994,651
      1,000,000       3.78%, 12/21/05**...............................       994,806
      1,000,000       4.07%, 1/25/06**................................       990,497
      1,000,000       4.09%, 1/27/06**................................       990,213
        750,000       3.82%, 2/3/06**.................................       742,656
        600,000       3.91%, 7/5/06**.................................       584,564
                                                                         -----------
                                                                          30,161,193
                                                                         -----------

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2005 (UNAUDITED)

SHARES OR PRINCIPAL
       AMOUNT                     SECURITY DESCRIPTION                 VALUE
-------------------   -------------------------------------------   -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Tennessee Valley Authority (1.9%):
    $ 1,500,000       3.71%, 11/17/05**..........................   $ 1,497,540
                                                                    -----------
Total U.S. Government Agency Securities..........................    58,886,762
                                                                    -----------
MASTER DEMAND NOTES (26.0%):
Federal Home Loan Bank (26.0%):
     20,700,000       3.645%, 11/12/05*..........................    20,700,000
                                                                    -----------
Total Master Demand Notes........................................    20,700,000
                                                                    -----------
INVESTMENT COMPANIES (0.1%):
         96,002       Goldman Federal Money Market Fund, 3.60%...        96,002
                                                                    -----------
Total Investment Companies.......................................        96,002
                                                                    -----------
Total Investments (Cost $79,682,764).............................   $79,682,764
                                                                    ===========

Percentages indicated are based on net assets of $79,497,282.

* Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on October 31, 2005.

** Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                            STATEMENTS OF ASSETS AND
                          LIABILITIES OCTOBER 31, 2005

                                                     THE MULTI-CAP
                                                      CORE EQUITY    THE CORE BOND   THE FEDERAL
                                                          FUND            FUND        MONEY FUND
                                                     -------------   -------------   -----------
ASSETS:
Investments, at value (cost $242,932,126;
   $201,678,966; $79,682,764) ....................   $347,969,232    $198,493,420    $79,682,764
Investment in affiliates (cost $15,210,000;
   $680,000; $0) .................................     15,210,000         680,000             --
                                                     ------------    ------------    -----------
Total Investments ................................    363,179,232     199,173,420     79,682,764
                                                     ------------    ------------    -----------
Interest and dividends receivable ................        366,912       2,784,775         53,469
Receivable for investments sold ..................             --       1,038,546             --
Prepaid expenses .................................         14,869           9,446          4,010
                                                     ------------    ------------    -----------
Total Assets .....................................    363,561,013     203,006,187     79,740,243
                                                     ------------    ------------    -----------
LIABILITIES:
Distribution payable .............................             --         666,160        213,969
Payable for capital shares redeemed ..............        152,601         616,974             --
Accrued expenses and other payables:
   Investment advisory fees ......................        231,600          91,868         13,269
   Administrative fees ...........................         10,492           5,911          2,336
   Chief compliance officer fees .................         13,806           8,994          2,611
   Distribution fees (Class A) ...................          1,837           1,033              4
   Other .........................................         23,997          13,798         10,772
                                                     ------------    ------------    -----------
Total Liabilities ................................        434,333       1,404,738        242,961
                                                     ------------    ------------    -----------
COMPOSITION OF NET ASSETS:
Capital ..........................................    218,224,646     208,994,626     79,497,282
Undistributed (distributions in excess of) net
   investment income .............................        246,085      (2,211,224)            --
Accumulated net realized gains (losses) on
   investment transactions .......................     39,618,842      (1,996,407)            --
Unrealized appreciation (depreciation) on
   investments ...................................    105,037,107      (3,185,546)            --
                                                     ------------    ------------    -----------
Net Assets .......................................   $363,126,680    $201,601,449    $79,497,282
                                                     ============    ============    ===========
CLASS A
Net Assets .......................................   $  8,686,255    $  4,629,754    $    18,392
                                                     ============    ============    ===========
Shares outstanding ...............................        808,291         441,322         18,392
                                                     ============    ============    ===========
Net asset value price per share ..................   $      10.75    $       9.59    $      1.00
                                                     ============    ============    ===========
   Maximum Sales Load ............................           3.00%           2.50%            --
                                                     ============    ============    ===========
   Maximum offering price per share
      (100%/(100%-maximum sales charge) of net
      asset value adjusted to the nearest cent) ..   $      11.08    $       9.84    $      1.00
                                                     ============    ============    ===========
TRUST CLASS
Net Assets .......................................   $354,593,026    $197,574,223    $79,478,890
                                                     ============    ============    ===========
Shares outstanding ...............................     32,991,966      20,598,806     79,481,766
                                                     ============    ============    ===========
Net asset value and redemption price per share ...   $      10.74    $       9.58    $      1.00
                                                     ============    ============    ===========

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED OCTOBER 31, 2005 (UNAUDITED)

                                                          THE MULTI-CAP
                                                           CORE EQUITY      THE CORE    THE FEDERAL
                                                               FUND        BOND FUND     MONEY FUND
                                                          -------------   -----------   -----------
INVESTMENT INCOME:
   Interest ...........................................   $     41,450    $ 4,593,490    $1,237,438
   Dividend ...........................................      2,864,144             --            --
   Income from affiliates .............................        169,905         57,106            --
                                                          ------------    -----------    ----------
Total Income ..........................................      3,075,499      4,650,596     1,237,438
                                                          ------------    -----------    ----------
EXPENSES:
   Investment advisory fees ...........................      1,777,364        752,889        74,920
   Administration fees ................................        494,840        275,171        94,487
   Distribution fees (Class A) ........................         11,824          5,666            23
   Chief compliance officer fees ......................         21,293         12,514         4,104
   Accounting fees ....................................          2,437          9,366         1,676
   Insurance fees .....................................         13,303          7,712         2,420
   Professional fees ..................................         19,076         10,766         3,667
   Registration and filing fees .......................            840            694           635
   Printing fees ......................................         13,783          7,551         2,523
   Transfer agent fees ................................         19,219          7,591         3,768
   Trustees' fees .....................................          9,455          5,286         1,798
   Other fees .........................................         27,426          7,642         2,817
                                                          ------------    -----------    ----------
Total expenses before fee reimbursement ...............      2,410,860      1,111,167       200,530
                                                          ------------    -----------    ----------
   Expenses contractually reimbursed by Investment
      Advisor .........................................       (467,511)      (266,885)      (24,216)
                                                          ------------    -----------    ----------
      Net expenses ....................................      1,943,349        844,282       176,314
                                                          ------------    -----------    ----------
Net investment income .................................      1,132,150      3,806,314     1,061,124
                                                          ------------    -----------    ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains on investment transactions .............     28,349,469        265,894            --
Change in unrealized appreciation (depreciation)
   on investment transactions .........................    (20,749,124)    (4,159,254)           --
                                                          ------------    -----------    ----------
Net realized/unrealized gains (losses) on investment
   transactions .......................................      7,600,345     (3,893,360)           --
                                                          ------------    -----------    ----------
Change in net assets resulting from operations ........   $  8,732,495    $   (87,046)   $1,061,124
                                                          ============    ===========    ==========

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                       STATEMENTS OF CHANGES IN NET ASSETS

                                         THE MULTI-CAP CORE                 THE CORE                    THE FEDERAL
                                            EQUITY FUND                     BOND FUND                    MONEY FUND
                                    ---------------------------   ----------------------------   -------------------------
                                     Six Months                    Six Months                     Six Months
                                        ended                         ended                         ended
                                     October 31,    Year ended     October 31,     Year ended    October 31,   Year ended
                                        2005         April 30,        2005         April 30,         2005       April 30,
                                     (Unaudited)       2005        (Unaudited)        2005       (Unaudited)       2005
                                    ------------   ------------   ------------   -------------   -----------   -----------
OPERATIONS:
Net investment income               $  1,132,150   $  1,948,411   $  3,806,314   $   8,448,737   $ 1,061,124   $ 1,033,073
Realized gains on investment
   transactions                       28,349,469     14,643,338        265,894       1,112,831            --            --
Change in unrealized
   appreciation (depreciation) on
   investment transactions           (20,749,124)    (3,779,508)    (4,159,254)   (3,378, 499)            --            --
                                    ------------   ------------   ------------   -------------   -----------   -----------
Change in net assets resulting
   from operations                     8,732,495     12,812,241        (87,046)      6,183,069     1,061,124     1,033,073
                                    ------------   ------------   ------------   -------------   -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
   From net investment income             (9,302)       (26,708)       (84,331)       (161,619)         (236)         (196)
   From net realized gains on
      investment transactions                 --        (72,917)            --              --            --            --

TRUST CLASS:
   From net investment income           (892,883)    (2,000,635)    (4,191,040)     (9,487,730)   (1,060,888)   (1,032,877)
   From net realized gains on
      investment transactions                 --     (2,903,331)            --              --            --            --
                                    ------------   ------------   ------------   -------------   -----------   -----------
CHANGE IN NET ASSETS FROM
   SHAREHOLDER DISTRIBUTIONS            (902,185)    (5,003,591)    (4,275,371)     (9,649,349)   (1,061,124)   (1,033,073)
                                    ------------   ------------   ------------   -------------   -----------   -----------
CHANGE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              (20,246,863)   (21,153,219)   (10,875,646)    (20,042,627)   13,769,635    (8,294,449)
                                    ------------   ------------   ------------   -------------   -----------   -----------
CHANGE IN NET ASSETS                 (12,416,553)   (13,344,569)   (15,238,063)    (23,508,907)   13,769,635    (8,294,449)
                                    ------------   ------------   ------------   -------------   -----------   -----------
NET ASSETS:
   Beginning of period               375,543,233    388,887,802    216,839,512     240,348,419    65,727,647    74,022,096
                                    ------------   ------------   ------------   -------------   -----------   -----------
   End of period                    $363,126,680   $375,543,233   $201,601,449   $ 216,839,512   $79,497,282   $65,727,647
                                    ------------   ------------   ------------   -------------   -----------   -----------
UNDISTRIBUTED (DISTRIBUTIONS
   IN EXCESS OF) NET INVESTMENT
   INCOME:                          $    246,085   $     16,120   $ (2,211,224)  $  (1,742,167)  $        --   $        --
                                    ============   ============   ============   =============   ===========   ===========

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                                           THE MULTI-CAP CORE                 THE CORE                     THE FEDERAL
                                              EQUITY FUND                    BOND FUND                      MONEY FUND
                                      ---------------------------   ---------------------------   -----------------------------
                                       Six Months                    Six Months                     Six Months
                                          ended                         ended                         ended
                                       October 31,    Year ended     October 31,    Year ended     October 31,      Year ended
                                          2005         April 30,        2005         April 30,         2005         April 30,
                                       (Unaudited)       2005        (Unaudited)       2005        (Unaudited)         2005
                                      ------------   ------------   ------------   ------------   -------------   -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued        $    442,022   $  1,446,146   $  1,171,051   $    803,485   $          --   $       1,018
   Dividends reinvested                      9,299         99,591         80,342        165,957             190             201
   Cost of shares redeemed              (1,601,261)    (1,324,277)      (905,703)      (976,528)             --              --
                                      ------------   ------------   ------------   ------------   -------------   -------------
   Change in net assets from
      Class A capital transactions    $ (1,149,940)  $    221,460   $    345,690   $     (7,086)  $         190   $       1,219
                                      ============   ============   ============   ============   =============   =============
TRUST CLASS
   Proceeds from shares issued        $  4,451,496   $ 25,965,669   $  4,388,186   $ 19,016,901   $ 127,781,003   $ 185,223,035
   Dividends reinvested                      1,697         11,527             26            480              --              --
   Cost of shares redeemed             (23,550,117)   (47,351,875)   (15,609,548)   (39,055,096)   (114,011,558)   (193,518,703)
                                      ------------   ------------   ------------   ------------   -------------   -------------
   Change in net assets from
      Trust Class capital
      transactions                    $(19,096,924)  $(21,374,679)  $(11,221,336)  $(20,035,541)  $  13,769,445   $  (8,295,668)
                                      ============   ============   ============   ============   =============   =============
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued                                   40,066        135,728        119,843         81,355              --           1,018
   Reinvested                                  854          9,141          8,253         16,782             190             201
   Redeemed                               (144,445)      (123,964)       (93,923)       (98,816)             --              --
                                      ------------   ------------   ------------   ------------   -------------   -------------
   Net change in Class A shares           (103,525)        20,905         34,173           (679)            190           1,219
                                      ============   ============   ============   ============   =============   =============
TRUST CLASS
   Issued                                  411,779      2,458,438        450,285      1,923,799     127,781,003     185,223,035
   Reinvested                                  156          1,062              3             48              --              --
   Redeemed                             (2,149,113)    (4,446,749)    (1,607,600)    (3,947,914)   (114,011,558)   (193,518,703)
                                      ------------   ------------   ------------   ------------   -------------   -------------
   Net change in Trust Class shares     (1,737,178)    (1,987,249)    (1,157,312)    (2,024,067)     13,769,445      (8,295,668)
                                      ============   ============   ============   ============   =============   =============

                       See notes to financial statements.

LEGACY FUNDS GROUP

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                       CHANGE IN NET ASSETS RESULTING
                                              FROM OPERATIONS:                          LESS DISTRIBUTIONS
                                    -----------------------------------                        FROM:
                                                           NET REALIZED   CHANGE IN  ------------------------
                                                                AND       NET ASSET                   NET
                                    NET ASSET               UNREALIZED      VALUE                  REALIZED        TOTAL
                                      VALUE,       NET         GAINS      RESULTING      NET       GAINS ON      DIVIDENDS
                                    BEGINNING  INVESTMENT  (LOSSES) ON      FROM     INVESTMENT   INVESTMENT        AND
                                    OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    TRANSACTIONS  DISTRIBUTIONS
                                    ---------  ----------  ------------  ----------  ----------  ------------  -------------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31,
      2005 (unaudited)                $10.54    $ 0.02       $ 0.20        $ 0.22     $ (0.01)      $   --        $ (0.01)
   Year Ended April 30, 2005           10.34      0.03         0.28          0.31       (0.03)       (0.08)         (0.11)
   Year Ended April 30, 2004            8.40        --(b)      1.94          1.94          --           --             --
   Period Ended April 30,
      2003 (a)                         10.00      0.01        (1.60)        (1.59)      (0.01)          --          (0.01)
                                      ------    ------       ------        ------     -------      -------        -------
THE CORE BOND FUND
   Period Ended October 31,
      2005 (unaudited)                $ 9.79    $ 0.10       $(0.12)       $(0.02)    $ (0.18)      $   --        $ (0.18)
   Year Ended April 30, 2005            9.94      0.34        (0.09)         0.25       (0.40)          --          (0.40)
   Year Ended April 30, 2004           10.32      0.44        (0.41)         0.03       (0.41)          --          (0.41)
   Period Ended April 30, 2003 (a)     10.00      0.42         0.34          0.76       (0.44)          --          (0.44)
                                      ------    ------       ------        ------     -------       ------        -------
THE FEDERAL MONEY FUND
   Period Ended October 31, 2005
      (unaudited)                     $1.000    $0.013       $   --        $0.013     $(0.013)     $    --        $(0,013)
   Year Ended April 30, 2005           1.000     0.011           --         0.011      (0.011)          --         (0.011)
   Year Ended April 30, 2004           1.000     0.004           --(b)      0.004      (0.004)          --         (0.004)
   Period Ended April 30, 2003 (a)     1.000     0.008           --(b)      0.008      (0.008)          --         (0.008)
                                      ------    ------       ------        ------     -------      -------        -------


                                                                           RATIOS/SUPPLEMENTAL DATA:
                                                          ----------------------------------------------------------
                                                                    RATIO OF     RATIO OF     RATIO OF
                                      NET                   NET     EXPENSES       NET        EXPENSES
                                     ASSET                ASSETS,      TO       INVESTMENT       TO
                                    VALUE,                END OF    AVERAGE     INCOME TO      AVERAGE
                                    END OF      TOTAL      PERIOD     NET        AVERAGE         NET      PORTFOLIO
                                    PERIOD  RETURN(C)(D)  (000'S)  ASSETS(E)  NET ASSETS(E)  ASSETS*(E)  TURNOVER(F)
                                    ------  ------------  -------  ---------  -------------  ----------  -----------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31,
      2005 (unaudited)              $10.75      2.09%      $8,686    1.25%        0.35%         1.49%       16.24%
   Year Ended April 30, 2005         10.54      2.98%      $9,609    1.25%        0.25%         1.53%       20.23%
   Year Ended April 30, 2004         10.34     23.14%      $9,214    1.24%       (0.08%)        1.51%       29.84%
   Period Ended April 30,
      2003 (a)                        8.40    (15.87)%     $  759    1.24%        0.28%         1.54%       13.46%
                                    ------    ------       ------    ----        -----          ----        -----
THE CORE BOND FUND
   Period Ended October 31,
      2005 (unaudited)              $ 9.59     (0.19)%     $4,630    1.03%        3.29%         1.27%       13.73%
   Year Ended April 30, 2005          9.79      2.51%      $3,986    1.03%        3.47%         1.31%       20.40%
   Year Ended April 30, 2004          9.94      0.30%      $4,055    1.02%        3.52%         1.35%       43.06%
   Period Ended April 30, 2003 (a)   10.32      7.69%      $  431    1.02%        4.12%         1.32%       14.76%
                                    ------    ------       ------    ----        -----          ----        -----
THE FEDERAL MONEY FUND
   Period Ended October 31, 2005
      (unaudited)                   $1.000      1.30%      $   18    0.72%        2.56%         0.79%         N/A
   Year Ended April 30, 2005         1.000      1.11%      $   18    0.73%        1.12%         0.82%         N/A
   Year Ended April 30, 2004         1.000      0.37%      $   17    0.72%        0.40%         0.82%         N/A
   Period Ended April 30, 2003 (a)   1.000      0.81%      $   71    0.72%        0.72%         0.83%         N/A
                                    ------    ------       ------    ----        -----          ----        -----

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

(b)  Less than $0.005 per share.

(c)  Total Return excludes sales charge.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                       See notes to financial statements.

LEGACY FUNDS GROUP

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                       CHANGE IN NET ASSETS RESULTING
                                              FROM OPERATIONS:                          LESS DISTRIBUTIONS
                                    -----------------------------------                        FROM:
                                                           NET REALIZED   CHANGE IN  ------------------------
                                                                AND       NET ASSET                   NET
                                    NET ASSET               UNREALIZED      VALUE                  REALIZED        TOTAL
                                      VALUE,       NET         GAINS      RESULTING      NET       GAINS ON      DIVIDENDS
                                    BEGINNING  INVESTMENT  (LOSSES) ON      FROM     INVESTMENT   INVESTMENT        AND
                                    OF PERIOD    INCOME     INVESTMENTS  OPERATIONS    INCOME    TRANSACTIONS  DISTRIBUTIONS
                                    ---------  ----------  ------------  ----------  ----------  ------------  -------------
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31, 2005
   (unaudited)                        $10.54     $ 0.04      $ 0.19        $ 0.23     $ (0.03)      $   --        $ (0.03)
   Year Ended April 30, 2005           10.34       0.05        0.28          0.33       (0.05)       (0.08)         (0.13)
   Year Ended April 30, 2004            8.40       0.02        1.94          1.96       (0.02)          --          (0.02)
   Period Ended April 30, 2003 (a)     10.00       0.03       (1.60)        (1.57)      (0.03)          --          (0.03)
                                      ------     ------      ------        ------     -------       ------        -------
THE CORE BOND FUND
   Period Ended October 31, 2005
   (unaudited)                        $ 9.78     $ 0.10      $(0.10)       $   --     $ (0.20)      $   --        $ (0.20)
   Year Ended April 30, 2005            9.94       0.36       (0.10)         0.26       (0.42)          --          (0.42)
   Year Ended April 30, 2004           10.32       0.40       (0.34)         0.06       (0.44)          --          (0.44)
   Period Ended April 30, 2003 (a)     10.00       0.44        0.34          0.78       (0.46)          --          (0.46)
                                      ------     ------      ------        ------     -------       ------        -------
THE FEDERAL MONEY FUND
   Period Ended October 31, 2005
   (unaudited)                        $1.000     $0.014      $   --        $0.014     $(0.014)      $   --        $(0.014)
   Year Ended April 30, 2005           1.000      0.014          --         0.014      (0.014)          --         (0.014)
   Year Ended April 30, 2004           1.000      0.006          --(b)      0.006      (0.006)          --         (0.006)
   Period Ended April 30, 2003 (a)     1.000      0.011          --(b)      0.011      (0.011)          --         (0.011)
                                      ------     ------      ------        ------     -------       ------        -------


                                                                        RATIOS/SUPPLEMENTAL DATA:
                                                       -----------------------------------------------------------
                                                                  RATIO OF     RATIO OF     RATIO OF
                                      NET                 NET     EXPENSES       NET        EXPENSES
                                     ASSET              ASSETS,      TO       INVESTMENT       TO
                                    VALUE,              END OF    AVERAGE     INCOME TO      AVERAGE
                                    END OF    TOTAL     PERIOD      NET        AVERAGE         NET      PORTFOLIO
                                    PERIOD  RETURN(C)   (000'S)  ASSETS(D)  NET ASSETS(D)  ASSETS*(D)  TURNOVER(E)
                                    ------  ---------  --------  ---------  -------------  ----------  -----------
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND
   Period Ended October 31, 2005
   (unaudited)                      $10.74     2.14%   $354,593    1.00%        0.59%         1.24%       16.24%
   Year Ended April 30, 2005         10.54     3.23%   $365,935    1.00%        0.51%         1.28%       20.23%
   Year Ended April 30, 2004         10.34    23.38%   $379,674    0.99%        0.21%         1.26%       29.84%
   Period Ended April 30, 2003 (a)    8.40   (15.70)%  $262,475    0.99%        0.41%         1.28%       13.46%
                                    ------   ------    --------    ----         ----          ----        -----
THE CORE BOND FUND
   Period Ended October 31, 2005
   (unaudited)                      $ 9.58    (0.06)%  $197,574    0.78%        3.55%         1.03%       13.73%
   Year Ended April 30, 2005          9.78     2.66%   $212,854    0.78%        3.73%         1.06%       20.40%
   Year Ended April 30, 2004          9.94     0.55%   $236,293    0.77%        3.79%         1.05%       43.06%
   Period Ended April 30, 2003 (a)   10.32     7.95%   $207,789    0.77%        4.43%         1.06%       14.76%
                                    ------   ------    --------    ----         ----          ----        -----
THE FEDERAL MONEY FUND
   Period Ended October 31, 2005
   (unaudited)                      $1.000     1.43%   $ 79,479    0.47%        2.83%         0.54%         N/A
   Year Ended April 30, 2005         1.000     1.36%   $ 65,709    0.48%        1.35%         0.56%         N/A
   Year Ended April 30, 2004         1.000     0.62%   $ 74,005    0.47%        0.62%         0.57%         N/A
   Period Ended April 30, 2003 (a)   1.000     1.06%   $ 89,302    0.47%        1.10%         0.57%         N/A
                                    ------   ------    --------    ----         ----          ----        -----

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

(b)  Less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2005
                                   (UNAUDITED)

1.   ORGANIZATION:

     The Legacy Funds Group (the "Trust") was organized as a Massachusetts business trust on January 31, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a "Fund" and collectively as the "Funds").

     The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

     Each Class A and Trust Class share of the Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

     The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     The Multi-Cap Equity Fund's and The Core Bond Fund's investments (other than short-term debt obligations) are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its NAV), the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2005
                                   (UNAUDITED)

     in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund's segregates cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. Each Fund will segregate cash and marketable securities equal in value to commitments for when-issued securities. The Funds held no when-issued securities as of October 31, 2005.

     REPURCHASE AGREEMENTS:

     Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

     VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

     The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

     OTHER:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro-rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2005
                                   (UNAUDITED)

     DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly for The Core Bond Fund and The Federal Money Fund. Dividends from net investment income are declared and paid quarterly for The Multi-Cap Core Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to different treatments of amortization and accretion of premium and market discount.

     The character of dividends paid to shareholders during the year ended April 30, 2005 were as follows:

                                     DIVIDENDS PAID FROM
                                   -----------------------
                                                 NET LONG
                                                   TERM         TOTAL                                  TOTAL
                                    ORDINARY      CAPITAL      TAXABLE    TAX EXEMPT   TAX RETURN    DIVIDENDS
                                     INCOME        GAINS      DIVIDENDS    DIVIDENDS   OF CAPITAL      PAID
                                   ----------   ----------   ----------   ----------   ----------   ----------
The Multi-Cap Growth Equity Fund   $2,027,343   $2,976,248   $5,003,591       $--          $--      $5,003,591
The Core Bond Fund The              9,649,349           --    9,649,349        --           --       9,649,349
The Federal Money Fund              1,033,073           --    1,033,073        --           --       1,033,073

     FEDERAL INCOME TAXES:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   RELATED PARTY TRANSACTIONS:

     First Financial Capital Advisors LLC (the "Advisor"), a separate, wholly-owned subsidiary of First Financial Bank, serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule after the imposition of contractual advisor fee reimbursements.

                                          ANNUAL ADVISORY FEE
FUND                                (AS A PERCENTAGE OF NET ASSETS)
----                                -------------------------------
The Multi-Cap Core Equity Fund ..                0.92%
The Core Bond Fund ..............                0.70%
The Federal Money Fund ..........                0.20%

     The Advisor has contractually agreed to waive and/or reimburse expenses to limit the annual fund operating expenses to the following amounts:

FUND                             TRUST CLASS   CLASS A
----                             -----------   -------
The Multi-Cap Core Equity Fund      1.00%       1.25%
The Core Bond Fund                  0.78%       1.03%
The Federal Money Fund              0.48%       0.73%

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2005
                                   (UNAUDITED)

     Prior to August 26, 2005, the Funds entered into an Administration Agreement ("Prior Administration Agreement") with BISYS Fund Services Limited Partnership ("BISYS LP"). Under the Prior Administration Agreement, BISYS LP provided management and administrative services necessary for the operation of the Funds, furnished office space and facilities and paid the compensation of the Trust's officers affiliated with BISYS LP. Pursuant to separate contracts in effect prior to August 26, 2005 ("Prior BISYS Service Agreements"), BISYS Fund Services Ohio, Inc. ("BISYS"), an affiliate of BISYS LP, served as the Transfer Agent and Fund Accountant to the Funds. For their services, BISYS LP and BISYS entered into an Omnibus Fee Agreement ("Prior Omnibus Fee Agreement") with the Trust pursuant to which the Trust paid a single all-inclusive fee ("Prior Omnibus Fee"). The Prior Omnibus Fee was computed daily and paid monthly at the annual rate of 0.30% of each Fund's average daily net assets.

     On August 26, 2005, the Funds entered into a new Co-Administration Agreement, Fund Accounting Agreement, Transfer Agency Agreement, and Omnibus Fee Agreement and terminated the respective prior agreements. Pursuant to the Omnibus Fee Agreement the Trust will pay a single all-inclusive fee ("Omnibus Fee"). The Omnibus Fee will be computed daily and paid monthly at the annual rate as follows:

AVERAGE DAILY NET
ASSETS OF THE FUNDS                                FEE AMOUNT
-------------------                                ----------
$0 - up to $500 million        Thirteen one-hundredths of one percent (.13% or
                               13 basis points) of the Funds' average daily net
                               assets

$500 million to $700 million   Eleven and one-half one-hundredths of one percent
                               (.115% or 11.5 basis points) of the Funds'
                               average daily net assets

$700 million to $900 million   Ten and one-half one-hundredths of one percent
                               (.105% or 10.5 basis points) of the Funds'
                               average daily net assets

$900 million to $1 billion     Nine one-hundredths of one percent (.09% or 9
                               basis points) of the Funds' average daily net
                               assets

Over $1 billion                Eight one-hundredths of one percent (.08% or 8
                               basis points) of the Funds' average daily net
                               assets

     On August 26, 2005, the Funds entered into a Co-Administration Agreement with First Financial Capital Advisors LLC and BISYS LP. Pursuant to the Co-Administration Agreement, the Funds will pay First Financial Capital Advisors LLC 0.05% of the Funds' average daily net assets for co-administrative services on behalf of the Funds.

     The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as the Funds' distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund's Class A shares, and may be used by BISYS to pay banks, broker/dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of Class A shares of The Multi-Cap Core Equity Fund and The Core Bond Fund.

     For the period ended October 31, 2005, BISYS received approximately $168 from commissions earned on sales of Class A shares of the Funds, of which $168 was reallowed to dealers of the Funds' shares.

     From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2005
                                   (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2005 are as follows:

                                  PURCHASES       SALES
                                 -----------   -----------
The Multi-Cap Core Equity Fund   $59,766,248   $90,407,914
The Core Bond Fund                28,122,140    38,659,016

5.   FEDERAL INCOME TAX INFORMATION:

                                                                                  Net Unrealized
                                                Tax Unrealized   Tax Unrealized    Appreciation
                                   Tax Cost      Appreciation     Depreciation    (Depreciation)
                                 ------------   --------------   --------------   --------------
The Multi-Cap Core Equity Fund   $258,142,126    $113,901,213     $(8,864,107)     $105,037,106
The Core Bond                     204,099,407         602,087      (5,528,074)       (4,925,987)
The Federal Money Fund             79,682,764              --              --                --

     OTHER INFORMATION:

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
     (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-888-494-8510; and
     (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Schedules of Portfolio Investments for periods ending July 31 and January 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                               LEGACY FUNDS GROUP

                           ADDITIONAL FUND INFORMATION
                                OCTOBER 31, 2005
                                   (UNAUDITED)

     As a shareholder of the Legacy Funds Group, you incur two types of costs:
     (1) transaction costs, including sales charges (loads) on purchases of Class A Shares; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees on Class A Shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Legacy Funds Group and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

     ACTUAL EXPENSES

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                      EXPENSE
                                                                         EXPENSE       RATIO
                                               BEGINNING     ENDING    PAID DURING    DURING
                                                ACCOUNT     ACCOUNT      PERIOD*     PERIOD**
                                                 VALUE       VALUE       5/1/05 -    5/1/05 -
                                                 5/1/05     10/31/05     10/31/05    10/31/05
                                               ---------   ---------   -----------   ---------
The Core Bond Fund               Class A       $1,000.00   $  998.10      $5.19        1.03%
                                 Trust Class    1,000.00      999.40       3.93        0.78%
The Multi-Cap Core Equity Fund   Class A        1,000.00    1,020.90       6.37        1.25%
                                 Trust Class    1,000.00    1,021.40       5.10        1.00%
The Federal Money Fund           Class A        1,000.00    1,013.00       3.65        0.72%
                                 Trust Class    1,000.00    1,014.30       2.39        0.47%

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      EXPENSE
                                                                         EXPENSE       RATIO
                                               BEGINNING     ENDING    PAID DURING    DURING
                                                ACCOUNT     ACCOUNT      PERIOD*     PERIOD**
                                                 VALUE       VALUE       5/1/05 -    5/1/05 -
                                                 5/1/05     10/31/05     10/31/05    10/31/05
                                               ---------   ---------   -----------   ---------
The Core Bond Fund               Class A       $1,000.00   $1,020.01      $5.24        1.03%
                                 Trust Class    1,000.00    1,021.27       3.97        0.78%
The Multi-Cap Core Equity Fund   Class A        1,000.00    1,018.90       6.36        1.25%
                                 Trust Class    1,000.00    1,020.16       5.09        1.00%
The Federal Money Fund           Class A        1,000.00    1,021.58       3.67        0.72%
                                 Trust Class    1,000.00    1,022.84       2.40        0.47%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the fiscal year.

**   Annualized.

SEMI-ANNUAL REPORT
OCTOBER 31, 2005

INVESTMENT ADVISOR                        LEGAL COUNSEL
FIRST FINANCIAL CAPITAL ADVISORS LLC      STROOCK & STROOCK & LAVAN LLP
300 HIGH STREET                           180 MAIDEN LANE
HAMILTON, OH 45011                        NEW YORK, NY 10038

ADMINISTRATOR AND DISTRIBUTOR
BISYS FUND SERVICES LIMITED PARTNERSHIP
3435 STELZER RD.
COLUMBUS, OH 43219

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the Legacy Funds Group. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.

                                      FIRST

                                    FINANCIAL

                                     CAPITAL

                                    ADVISORS

                      300 High Street - Hamilton, OH 45011
                            Toll Free (866) 295-4964

                               LEGACY FUNDS GROUP

                                 (888) 494-8510

ITEM 2. CODE OF ETHICS.

         NOT APPLICABLE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

         NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a)(1) NOT APPLICABLE.

         (a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) NOT APPLICABLE

         (b) CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Legacy Funds Group
             ------------------------------------------------------------------

By (Signature and Title)*           /s/ Trent Statczar
                          -----------------------------------------------------
                           Trent Statczar, Treasurer

Date       January 4, 2006
     ----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Trent Statczar
                          -----------------------------------------------------
                           Trent Statczar, Treasurer

Date       January 4, 2006
     ----------------------------

By (Signature and Title)*           /s/ Mark W. Immelt
                          -----------------------------------------------------
                           Mark W. Immelt, President

Date       January 6, 2006
     ----------------------------

* Print the name and title of each signing officer under his or her signature.